Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018
Property and Equipment
Property and equipment, gross	$ 1,754.4	$ 1,502.9
Less accumulated depreciation	(834.1)	(761.1)		$ (894.5)
Property, Plant and Equipment, Net, Total	920.3	741.8		$ 909.3
Depreciation expense	79.8	75.7	$ 71.6
Rental expense	47.1	41.8	$ 37.7
Land
Property and Equipment
Property and equipment, gross	25.1	17.7
Buildings
Property and Equipment
Property and equipment, gross	557.7	457.8
Equipment
Property and Equipment
Property and equipment, gross	994.5	880.8
Construction in progress
Property and Equipment
Property and equipment, gross	$ 177.1	$ 146.6
Minimum | Buildings
Property and Equipment
Estimated useful lives	12 years
Minimum | Equipment
Property and Equipment
Estimated useful lives	3 years
Maximum | Buildings
Property and Equipment
Estimated useful lives	50 years
Maximum | Equipment
Property and Equipment
Estimated useful lives	25 years